Segment and Customer Information - Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended							8 Months Ended	10 Months Ended	12 Months Ended
	Jul. 06, 2017	Aug. 26, 2017	May 27, 2017	Feb. 25, 2017	Nov. 26, 2016	Aug. 27, 2016	May 28, 2016	Feb. 27, 2016	Nov. 28, 2015	Aug. 29, 2015	Jul. 06, 2017	Aug. 27, 2016	Dec. 27, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers		$ 56,334
Long lived assets		2,105
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers		52,373
Long lived assets		2,073
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers		3,961
Long lived assets		$ 32
(Predecessor)
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	$ 41,223		$ 96,503	$ 102,308	$ 99,803	$ 103,491	$ 104,590	$ 120,095	$ 99,682	$ 252,898	$ 339,837	$ 427,858	$ 429,858
Long lived assets	1,793					2,273				2,550	1,793	2,273	2,222
(Predecessor) | North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers										234,564	316,776	399,922	398,321
Long lived assets	1,759					2,226				2,481	1,759	2,226	2,172
(Predecessor) | International
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers										18,334	23,061	27,936	31,537
Long lived assets	$ 34					$ 47				$ 69	$ 34	$ 47	$ 50